Nature Of Business And Significant Accounting Policies (Estimated Amortization Of Deferred Financing Costs) (Details) (Deferred Financing Cost [Member], USD $)	Dec. 31, 2012
Deferred Financing Cost [Member]
Finite-Lived Intangible Assets [Line Items]
2013	$ 1,030,922
2014	240,536
2015	215,774
2016	192,917
2017	182,959
Thereafter	303,101
Future Amortization	$ 2,166,209